SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	1
Number of reportable segments | segment	1
Financial information of single operating segment
Revenues	$ 9,805,037	$ 10,101,647	$ 11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Shares issued for compensation	(3,063,600)
Amortization of deferred stock compensation	(2,091,864)
Impairment of long-lived assets	(1,250,000)	0	0
Research and development	(1,678,110)	(2,515,015)	(567,809)
(Loss) income from operations	(10,934,311)	(1,288,831)	386,703
Financial (expense) income, net	(147,900)	209	(4,558)
Other (expense) income, net	(43,993)	(14,791)	37,415
(Loss) income before income taxes	(10,953,132)	(1,303,413)	419,560
Income tax benefit (expense)	(86,736)	86,311	257,331
Net (loss) income	(10,866,396)	(1,389,724)	162,229
Single reportable segment
Financial information of single operating segment
Revenues	9,805,037	10,101,647	11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Shares issued for compensation	(3,063,600)
Amortization of deferred stock compensation	(2,091,864)
Amortization and depreciation	(315,259)	(52,971)	(134,786)
Impairment of long-lived assets	(1,250,000)
Research and development	(1,678,110)	(2,515,015)	(567,809)
Other operating expenses	(4,775,893)	(1,035,775)	(1,270,374)
(Loss) income from operations	(10,934,311)	(1,288,831)	386,703
Financial (expense) income, net	(147,900)	209	(4,558)
Other (expense) income, net	129,079	(14,791)	37,415
(Loss) income before income taxes	(10,953,132)	(1,303,413)	419,560
Income tax benefit (expense)	86,736	(86,311)	(257,331)
Net (loss) income	$ (10,866,396)	$ (1,389,724)	$ 162,229